THIS FILING LISTS SECURITIES HOLDINGS REPORTED ON THE FORM 13F
              FILED ON FEBRUARY 11, 2000 PURSUANT TO A REQUEST FOR
           CONFIDENTIAL TREATMENT AND FOR WHICH CONFIDENTIAL TREATMENT
          WILL EXPIRE ON FEBRUARY 14, 2001 BY THE TERMS OF THE REQUEST

                                    FORM 13F

                UNITED STATES SECURITIES AND EXCHANGE COMMISSION

                              WASHINGTON, DC 20549

                               FORM 13F COVER PAGE

        REPORT FOR THE CALENDAR YEAR OR QUARTER ENDED: DECEMBER 31, 1999

                 CHECK HERE IF AMENDMENT [X]: AMENDMENT NUMBER 2

                        THIS AMENDMENT (CHECK ONLY ONE):
                          [ ] is a restatement
                          [X] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:      Dorsey R. Gardner
Address:   c/o Kelso Management Company, Inc.
           One International Place, Suite 2401
           Boston, MA  02110

Form 13F File Number 28-05471

           The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Reporting Manager:

Name:  Dorsey R. Gardner
Title:
Phone:  617-310-5110

Signature, Place, and Date of Signing:

Dorsey R. Gardner
-----------------
[Signature]

Boston, Massachusetts
---------------------
[City, State]

December 1, 2000

Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion by other reporting manager(s)

List of Other Managers Reporting for this Manager. [If there are no entries in this list, omit this section.]
Form 13F File Number 28-
Name:

                              FORM 13F SUMMARY PAGE

                                 REPORT SUMMARY:

Number of Other Included Managers:  1


Form 13F Information Table Entry Total:  25


Form 13F Information Table Value Total:
           $86,640 (thousands)

List of Other Included Mangers:
           Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. [If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.1

Form 13F File Number 28-05419

Name:  Timothy G. Caffrey

                                                     FORM 13F INFORMATION TABLE

-----------------------------------------------------------------------------------------------------------------------
        Column 1               Column 2          Column 3         Column 4                    Column 5
-----------------------------------------------------------------------------------------------------------------------
Name of                    Title of class     CUSIP            Value           Shrs or prn    SH/PRN       Put/Call
Issuer                                                         (x$1000)        amt
-----------------------------------------------------------------------------------------------------------------------
Cyrk Inc.                  Common             232817106                 6,822        574,500  SH
-----------------------------------------------------------------------------------------------------------------------
Proxymed Inc.              Common             744290107                 3,496        358,600  SH
-----------------------------------------------------------------------------------------------------------------------
Wet Seal, Inc.             Common             961840105                 4,978        406,400  SH
-----------------------------------------------------------------------------------------------------------------------
Lesco                      Common             526872106                 9,991        587,700  SH
-----------------------------------------------------------------------------------------------------------------------
Phycor Inc.                Common             71940F100                 1,716        915,000  SH
-----------------------------------------------------------------------------------------------------------------------
Travel Services            Common             894169101                 4,399        482,100  SH
-----------------------------------------------------------------------------------------------------------------------
Dot Hill Systems           Common             25848T109                 6,385      1,292,940  SH
-----------------------------------------------------------------------------------------------------------------------
BEI Technologies           Common             05538P104                 9,145        599,700  SH
-----------------------------------------------------------------------------------------------------------------------
Health Managmnt            Common             42219M100                 3,435        544,100  SH
-----------------------------------------------------------------------------------------------------------------------
Meristar Hotels            Common             589988104                 1,244        349,100  SH
-----------------------------------------------------------------------------------------------------------------------
Butler Internatl           Common             123649105                 7,021        638,250  SH
-----------------------------------------------------------------------------------------------------------------------
Viasoft                    Common             92552U102                   329         57,800  SH
-----------------------------------------------------------------------------------------------------------------------
Carmike Cinemas            Common             143436103                   302         38,700  SH
-----------------------------------------------------------------------------------------------------------------------
Telscape Int'l             Common             87969E105                   520         41,200  SH
-----------------------------------------------------------------------------------------------------------------------
Quaker Fabric              Common             747399103                   306         72,000  SH
-----------------------------------------------------------------------------------------------------------------------
Circuit City/Car           Common             172737306                 1,085        469,000  SH
-----------------------------------------------------------------------------------------------------------------------
Thomas Group               Common             884402108                 9,482        842,857  SH
-----------------------------------------------------------------------------------------------------------------------
HPSC                       Common             404264103                 3,968        429,000  SH
-----------------------------------------------------------------------------------------------------------------------
Moore Medical              Common             615799103                 4,028        413,100  SH
-----------------------------------------------------------------------------------------------------------------------
Dixon Ticon                Common             255860108                 3,716        571,700  SH
-----------------------------------------------------------------------------------------------------------------------
Lifemark                   Common             53219F102                 2,046        629,447  SH
-----------------------------------------------------------------------------------------------------------------------
Cost U Less                Common             221492101                    40         10,000  SH
-----------------------------------------------------------------------------------------------------------------------
Rocky Mountain             Common             774678403                   476         90,800  SH
-----------------------------------------------------------------------------------------------------------------------
BEI Medical                Common             05538E109                 1,468        839,000  SH
-----------------------------------------------------------------------------------------------------------------------
Dairy Mart Stores          Class A            233860998                   242         71,800  SH
-----------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------
    Column 6          Column 7                   Column 8
-------------------------------------------------------------------------

                                             Voting Authority

                                   --------------------------------------
Investment             Other
discretion            managers        Sole          Shared        None
-------------------------------------------------------------------------
Other                    1                             574,500
-------------------------------------------------------------------------
Other                    1                             358,600
-------------------------------------------------------------------------
Other                    1                             406,400
-------------------------------------------------------------------------
Other                    1                             587,700
-------------------------------------------------------------------------
Other                    1                             915,000
-------------------------------------------------------------------------
Other                    1                             482,100
-------------------------------------------------------------------------
Other                    1                           1,292,940
-------------------------------------------------------------------------
Other                    1                             599,700
-------------------------------------------------------------------------
Other                    1                             544,100
-------------------------------------------------------------------------
Other                    1                             349,100
-------------------------------------------------------------------------
Other                    1                             638,250
-------------------------------------------------------------------------
Other                    1                              57,800
-------------------------------------------------------------------------
Other                    1                              38,700
-------------------------------------------------------------------------
Other                    1                              41,200
-------------------------------------------------------------------------
Other                    1                              72,000
-------------------------------------------------------------------------
Other                    1                             469,000
-------------------------------------------------------------------------
Other                    1                             842,857
-------------------------------------------------------------------------
Other                    1                             429,000
-------------------------------------------------------------------------
Other                    1                             413,100
-------------------------------------------------------------------------
Other                    1                             571,700
-------------------------------------------------------------------------
Other                    1                             629,447
-------------------------------------------------------------------------
Other                    1                              10,000
-------------------------------------------------------------------------
Other                    1                              90,800
-------------------------------------------------------------------------
Other                    1                             839,000
-------------------------------------------------------------------------
Other                    1                              71,800
-------------------------------------------------------------------------